STOCKHOLDERS' EQUITY (Details) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2019	May 31, 2019	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Issuance costs					$ 12,042			$ 462,672
ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Change in fair value of derivative							$ (5,217,104)		$ (11,923,000)	$ 776,407
Deemed liquidation event days notice						90 days			90 days
Debt Instrument Convertible Stock Gross Proceeds Trigger	$ 50,000,000	$ 30,000,000			$ 30,000,000	$ 50,000,000			$ 30,000,000
Convertible stock price trigger						$ 49.0258			$ 9.4728
Preferred stock dividend rate						8.00%			8.00%	8.00%
Cash proceeds from issuance of converted shares		$ 7,902,908		$ 1,049,998					$ 7,779,985
Convertible Preferred Stock, Shares Issued upon Conversion		536,301			536,301				536,301
Convertible preferred stock authorized and issued for conversion				221,687
Convertible preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	12,658,321	13,191,776			13,191,776	12,658,321			13,191,776	8,338,666
Series C preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Cash proceeds from issuance of converted shares	$ 106,999,544					$ 105,520,249
Convertible Preferred Stock, Shares Issued upon Conversion	2,182,515					2,182,515
Convertible preferred stock authorized and issued for conversion						2,182,524
Series B-1 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Cash proceeds from issuance of converted shares						$ 15,319,955			$ 7,902,908
Convertible Preferred Stock, Shares Issued upon Conversion	1,056,057	544,773			544,773	1,056,057			544,773
Convertible preferred stock authorized and issued for conversion		4,853,110				2,137,131			544,773
Series B preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Issuance costs			$ 244,504
Cash proceeds from issuance of converted shares			$ 25,003,011
Convertible preferred stock authorized and issued for conversion			2,163,433			2,163,433			2,163,433
Series A1 Preferred Stocks | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion						1,025,646
Series A2 Preferred Stocks | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion						750,510
Series Seed 2 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion						626,994			626,994
Series Seed 1 preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion						1,652,083			1,652,083
Series FR preferred stock | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion						2,120,000			2,120,000
Tranche 2 | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Fair value of Tranche Rights liability						$ 834,613			$ 834,613
Contingent holding percentage of shares of the Company from sale of Tranche Rights						35.27			35.27
Contingent proceeds from sale of Tranche Rights	$ 45,000,000	$ 45,000,000			$ 45,000,000	$ 45,000,000			$ 45,000,000
Tranche 3 | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Fair value of Tranche Rights asset						$ 12,351,206			$ 12,351,206
Contingent holding percentage of shares of the Company from sale of Tranche Rights						37.82			37.82
Contingent proceeds from sale of Tranche Rights	$ 40,000,000	$ 40,000,000			$ 40,000,000	$ 40,000,000			$ 40,000,000
Tranche 2 And 3 | ENERGY VAULT HOLDINGS, INC
Temporary Equity [Line Items]
Change in fair value of derivative						$ 5,217,104			$ 11,923,000	$ 406,407